Note 4 - Federal Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE D - Federal Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Company’s deferred tax liabilities and assets as of December 31 are as follows:

	2011	2010
Deferred tax liabilities:
Policy acquisition costs	$3,303,307	$3,743,204
Net unrealized gain on available-for-sale securities	10,805,092	6,279,267
Due premiums	1,288,335	1,313,126
Other	865,299	772,769
Total deferred tax liabilities	$16,262,033	$12,108,366

Deferred tax assets:
Benefit reserves	$2,507,315	$2,081,189
Remaining 807(f) reserve adjustment	-	147,410
Other policyholder funds	362,143	373,270
AMT credit carryforwards	494,094	433,527
Accrued pension liability	3,245,993	1,906,255
Other-than-temporary impairments	36,153	342,830
Other	290,398	224,941
Total deferred tax assets	$6,936,096	$5,509,422
Net deferred tax liabilities	$9,325,937	$6,598,944

The Company periodically reviews its gross deferred tax assets for recoverability.  At December 31, 2011 and 2010, the Company is able to demonstrate that the benefit of its gross deferred tax assets is fully recoverable.

The reconciliation of income tax attributable to operations computed at the federal statutory tax rate to income tax expense is as follows:

	2011		2010

Statutory federal income tax rate	34.0%		34.0%
Small life insurance company deduction	(50.8)		-
Dividends-received deduction	(4.5)		(0.6)
Defined contribution plan dividend	(4.3)		(0.4)
Book vs tax basis bond difference	(13.0)		(3.2)
Nondeductible COLI expense	(15.6)		(1.9)
Life insurance proceeds	-		(8.7)
Rate differential on realized loss	16.6		6.1
Nondeductible travel & meals expense	3.1		0.4
Implied interest on structured note	2.9		-
NOL utilized in carryback return	15.0		-
Other	2.3		4.9

Effective income tax rate	(14.3	) %	30.6%

We file U.S. federal income tax returns and income tax returns in various state jurisdictions. Our 2008 through 2011 U.S. federal tax years remain subject to income tax examination by tax authorities.  We have no known uncertain tax benefits within our provision for income taxes. In addition, we do not believe the Company will be subject to any penalties or interest relative to any open tax years and, therefore, have not accrued any such amounts.  However, should such a circumstance arise, it is our policy to classify any interest and penalties (if applicable) as income tax expense in the Consolidated Financial Statements.

The Company made income tax payments of $268,325 and $260,486 relative to the 2011 and 2010 tax years, respectively.